OTHER (INCOME) EXPENSE	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
OTHER (INCOME) EXPENSE
OTHER (INCOME) EXPENSE

		Years ended December 31
(In millions of dollars)	Note	2018	2017

Income from associates and joint ventures	17	—	(14)
Other investment income		(32)	(5)

Total other income		(32)	(19)

In 2017, we recognized a $20 million provision reversal related to the wind-down of shomi, which accompanied the windup of the partnership (see note 17). This reversal was recorded in income from associates and joint ventures.